Issued Capital and Reserves - Summary of Other Capital Reserves (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Beginning balance	£ 5,001
Share-based payments expense during the period	1,760	£ 911
Shares issued	79,210	16,937
Equity component of the Novartis convertible loan instrument and warrants		54,865
Ending balance	7,401
Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	128,374	59,147
Share-based payments expense during the period	1,760	1,061
Share option exercise	(108)
Shares issued		(150)
Equity component of the Novartis convertible loan instrument and warrants		1,084
Conversion of the Loan Notes following the Resolutions passing on 30 June 2020		33,104
Reclassification of the remaining embedded derivative following the Resolutions passing on 30 June 2020		33,481
Ending balance	130,026	127,727
Share-based payments [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	19,843	18,285
Share-based payments expense during the period	1,760	1,061
Share option exercise	(108)
Shares issued		(150)
Ending balance	21,495	19,196
Equity component of convertible loan [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	34,565
Equity component of the Novartis convertible loan instrument and warrants		1,084
Reclassification of the remaining embedded derivative following the Resolutions passing on 30 June 2020		33,481
Ending balance	34,565	34,565
Other Warrents Issued [Member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	44	44
Ending balance	44	44
Merger reserve [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	40,818	40,818
Ending balance	40,818	40,818
Other Reserve [Member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	33,104
Conversion of the Loan Notes following the Resolutions passing on 30 June 2020		33,104
Ending balance	£ 33,104	£ 33,104